INCOME TAX - Income tax provision (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Federal
Deferred	$ (465,518)	$ (28,719)
Change in valuation allowance	465,518	28,719
Income tax provision	$ 0	$ 0